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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------

   This Amendment (Check only one.):      [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA  02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Member
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


  /s/ Domenic J. Ferrante           Boston, MA                   2/14/11
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P. (the "Fund"). Domenic J. Ferrante is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         77

Form 13F Information Table Value Total:  7,826,898
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.   Form 13F File Number   Name
    ---   --------------------   -----------------------------------------------
     1    28-13491               Brookside Capital Trading Fund, L.P.
     2    28-13492               Brookside Capital Investors II, L.P.

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
                                                BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                                              FORM 13F INFORMATION TABLE AS OF 12/31/10

                                                       MARKET VALUE LONG             INVESMENT   OTHER  VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP         X1000         SHARES   DISCRETION MANAGERS       SOLE       SHARED NONE
---------------------------- --------------- --------- ----------------- ---------- ---------- -------- ---------------- ------ ----
ADTRAN INC                         COM       00738A106        27,985        772,851                            X
AIR PRODS & CHEMS INC              COM       009158106        93,661      1,029,809                            X
ALERE INC                          COM       01449J105       117,612      3,213,439                            X
ALLOT COMMUNICATIONS LTD           SHS       M0854Q105        39,886      3,426,638                            X
AMAZON COM INC                     COM       023135106        55,198        306,656                            X
AMERICAN TOWER CORP               CL A       029912201        32,787        634,922                            X
AMYLIN PHARMACEUTICALS INC         COM       032346108        47,222      3,210,219                            X
APPLE INC                          COM       037833100       300,216        930,729                            X
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY S  03938L104        47,640      1,249,400                            X
ASSURED GUARANTY LTD            COM SER A    G0585R106        56,618      3,198,779                            X
AVEO PHARMACEUTICALS INC           ORD       053588109        12,923        883,958                            X
BANK OF AMERICA CORPORATION   SPONSORED ADR  060505104        51,292      3,845,000                            X
BAXTER INTL INC                  COM NEW     071813109        72,144      1,425,210                            X
CATERPILLAR INC                    COM       149123101        25,128        268,285                            X
CELANESE CORP                      COM       150870103       112,023      2,720,978                            X
CHECK POINT SOFTWARE               COM       M22465104       136,717      2,955,401                            X
CHINA LODGING GROUP                ADR       16949N109        18,513        850,000                            X
CIENA CORP                         COM       171779309       151,959      7,218,973                            X
CITIGROUP INC                     CALL       172967101       360,602     76,237,300                            X
COGNIZANT TECHNOLOGY SOLUTIO      CL A       192446102       191,213      2,608,998                            X
CROWN CASTLE INTL CORP             COM       228227104        31,426        717,000                            X
DENDREON CORP                      COM       24823Q107       155,451      4,451,638                            X
DIGITAL RLTY TR INC                COM       253868103        62,215      1,207,111                            X
DIRECTV                         COM CL A     25490A101        61,068      1,529,380                            X
EASTMAN CHEM CO                    COM       277432100       161,698      1,923,150                            X
ELECTRONIC ARTS INC                COM       285512109        61,695      3,766,479                            X
ELOYALTY CORP                    COM NEW     290151307         3,111        486,031                            X
E M C CORP MASS                    COM       268648102       182,754      7,980,511                            X
EXPRESS SCRIPTS INC                COM       302182100       192,083      3,553,802                            X
FASTENAL CO                        COM       311900104        68,249      1,139,196                            X
GENERAL MTRS CO                 COM ADDED    37045V100       219,641      5,958,800                            X
GOLDMAN SACHS GROUP INC            COM       38141G104       386,280      2,297,100                            X
GUESS INC                          COM       401617105        70,250      1,484,570                            X
HOME INNS & HOTELS MGMT INC     SPON ADR     43713W107        50,037      1,221,604                            X
HONEYWELL INTL INC                 COM       438516106       113,262      2,130,593                            X
INTERDIGITAL INC                   COM       45867G101         5,621        135,000                            X
KOHLS CORP                         COM       500255104       444,955      8,188,358                            X
LINCOLN NATL CORP IND              COM       534187109       165,386      5,947,000                            X
LONGTOP FINL TECHNOLOGIES LT       ADR       54318P108        30,706        848,706                            X
LYONDELLBASELL INDUSTRIES N  SHA - A - ADDED N53745100         5,636        163,836                            X
MACYS INC                          COM       55616P104        68,095      2,691,500                            X
MAP PHARMACEUTICALS INC            COM       56509R108            50      2,999,526                            X
MCKESSON CORP                      COM       58155Q103        30,791        437,500                            X
MEAD JOHNSON NUTRITION CO          COM       582839106       187,340      3,009,483                            X
MICRON TECHNOLOGY INC              COM       595112103        61,774      7,702,481                            X
MSC INDL DIRECT INC               CL A       553530106        16,183        250,161                            X
NANOSPHERE INC                     COM       63009F105        19,503      4,473,037                            X
NEWS CORP                         CL A       65248E104        80,394      5,521,538                            X
NII HOLDINGS INC                CL B NEW     62913F201       130,386      2,919,536                            X
PARAMETRIC TECHNOLOGY CORP       COM NEW     699173209        71,578      3,177,000                            X
PEABODY ENERGY CORP                COM       704549104        33,504        523,669                            X
PHARMASSET                         COM       71715N106        26,784        614,880                            X
PRECISION CASTPARTS CORP           COM       740189105        86,132        618,718                            X
PRICELINE COM INC                COM NEW     741503403       124,129        310,673                            X
QUALCOMM INC                       COM       747525103       337,384      6,817,212                            X
RESEARCH IN MOTION LTD             COM       760975102       285,133      4,905,091                            X
SBA COMMUNICATIONS CORP            COM       78388J106        65,601      1,602,359                            X
SEADRILL LIMITED                   SHS       G7945E105     2,403,562      2,403,562                            X
SMART TECHNOLOGIES INC       CL A SUB VTG S  83172R108         2,386        252,740                            X
SOTHEBYS                           COM       835898107        68,003      1,511,175                            X
SOUFUN HLDGS LTD                   ADR       836034108        19,311        270,009                            X
STANLEY BLACK & DECKER INC         COM       854502101       156,269      2,336,900                            X
STREAM GLOBAL SVCS INC             COM       86323M100         4,938      1,250,000                            X
SWIFT TRANSPORTATION CO INC        COM       87074U101        50,040      4,000,000                            X
TARGET CORP                        COM       87612E106       331,824      5,518,445                            X
TECK RESOURCES LTD                CL B       878742204        82,685      1,337,300                            X
TEKELEC                            COM       879101103        76,986      6,463,954                            X
TENGION INC                        COM       88034G109           381        150,000                            X
TRW AUTOMOTIVE HLDGS CORP          COM       87264S106        40,969        777,405                            X
UNITED STATES STL CORP NEW         COM       912909108        70,525      1,207,200                            X
VERTEX PHARMACEUTICALS INC         COM       92532F100        71,038      2,027,912                            X
VISTAPRINT N V                     SHS       N93540107        65,299      1,419,541                            X
WALTER ENERGY INC                  COM       93317Q105        69,238        541,600                            X
TENGION INC                        COM       88034G109         1,389        546,914                            X
VONAGE                             COM       92886T201        15,167      6,770,958                            X
YOUKU COM INC                SPONSORED ADR - 98742U100       418,381     14,887,904                            X
                                  ADDED
                                                                                                               X
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